Long-term debt - CIBC Loan (Details) $ in Thousands, $ in Thousands		12 Months Ended
	Nov. 03, 2022 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 26, 2023 USD ($)
Long-term debt
Total initial gross proceeds			$ 7,273
Changes during the period
Balance - Beginning of year		$ 7,174
Proceeds received, net			7,124
Fair value of warrants			(129)
Interest and accretion expense		727	115
Foreign exchange		115	108
Repayment		(912)	(44)
Balance - End of year		7,104	7,174
Less: Current portion		2,104	523
Long-term portion		$ 5,000	$ 6,651
CIBC loan
Long-term debt
Total initial gross proceeds	$ 10,000
Adjustment to interest rate basis (as a percent)	2.00%
Amount repaid	$ 208
Minimum percentage of revenue for the same fiscal quarter in the prior fiscal year as financial covenant	15.00%			15.00%
Unrestricted cash				$ 7,500